Stock Options (Details) - USD ($)				12 Months Ended
	Jul. 01, 2023	Sep. 07, 2022	May 29, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Line Items]
Vesting period	3 years
Stock compensation expense (in Dollars)	$ 172,601	$ 6,704,829
Volatility rate	78.08%	79.83%
Expected term	10 years	10 years
Risk free interest rate	3.81%	3.27%
Dividend rate	0.00%	0.00%
Fair value options issued (in Shares)	68,019	5,000,000	900,000
Price per share option (in Dollars per share)	$ 2.54	$ 1.34	$ 8.16
Stock based compensation (in Dollars)				$ 1,584,443	$ 3,476,058	$ 1,231,566
Equity Option [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)					68,019
Exercise price (in Dollars per share)				$ 3.7	$ 3.7	$ 3.24
Vesting period		3 years
Board of Directors [Member]
Stock Options [Line Items]
Exercise price (in Dollars per share)		$ 2.07
Board of Directors [Member] | Equity Option [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)		5,000,000
Common Stock [Member]
Stock Options [Line Items]
Shares of common stock granted (in Shares)	68,019
Exercise price (in Dollars per share)	$ 3.96